VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 04, 2024	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 17, 2023
Cost
Property, plant and equipment, beginning balance			$ 1,490,719	$ 1,536,813
Additions			78,833	10,426
Transfers to intangible assets			(766)
Disposals				(44,044)
Write-offs			(1,429)	(12,476)
Property, plant and equipment, ending balance			1,567,357	1,490,719	$ 1,536,813
Depreciation, amortization and impairment
Property, plant and equipment, accumulated depreciation, beginning balance			(413,042)	(399,760)
Charge for the year			(53,066)	(49,802)
Disposals				29,065
Write-offs			1,429	12,476
Impairment			(22,933)	(5,021)
Property, plant and equipment, accumulated depreciation, ending balance			(487,612)	(413,042)	(399,760)
Property, plant and equipment, net book value			1,079,745	1,077,677
Impairment of long-lived assets			$ 22,933	5,021	76,155
Disposal group, not discontinued operation, gain (loss) on disposal, statement of income or comprehensive income [extensible enumeration]			Other Nonrecurring (Income) Expense
Fuji LNG
Cost
Transfers to intangible assets	$ 15,500
Depreciation, amortization and impairment
Capital expenditures	77,500
Decrease in other noncurrent assets	$ 15,500
Gandria
Depreciation, amortization and impairment
Impairment of long-lived assets				5,000
Disposal Group, Held-for-Sale, Not Discontinued Operations | Gandria
Depreciation, amortization and impairment
Consideration received						$ 15,200
Disposal group, not discontinued operation, loss on disposal		$ 500
License
Depreciation, amortization and impairment
Amortization charge			$ 500	500
Vessels and equipment
Cost
Property, plant and equipment, beginning balance			1,330,563	1,374,607
Additions			77,500	0
Transfers to intangible assets			0
Disposals				(44,044)
Write-offs			0	0
Property, plant and equipment, ending balance			1,408,063	1,330,563	1,374,607
Depreciation, amortization and impairment
Property, plant and equipment, accumulated depreciation, beginning balance			(350,177)	(336,055)
Charge for the year			(40,529)	(38,166)
Disposals				29,065
Write-offs			0	0
Impairment			(16,810)	(5,021)
Property, plant and equipment, accumulated depreciation, ending balance			(407,516)	(350,177)	(336,055)
Property, plant and equipment, net book value			1,000,547	980,386
Vessels and equipment | FLNG Hilli
Depreciation, amortization and impairment
Property, plant and equipment, net book value			977,300
Property, plant, and equipment, market value			926,300
Mooring equipment
Cost
Property, plant and equipment, beginning balance			45,771	45,771
Additions			0	0
Transfers to intangible assets			0
Disposals				0
Write-offs			0	0
Property, plant and equipment, ending balance			45,771	45,771	45,771
Depreciation, amortization and impairment
Property, plant and equipment, accumulated depreciation, beginning balance			(31,450)	(25,906)
Charge for the year			(5,544)	(5,544)
Disposals				0
Write-offs			0	0
Impairment			0	0
Property, plant and equipment, accumulated depreciation, ending balance			(36,994)	(31,450)	(25,906)
Property, plant and equipment, net book value			8,777	14,321
Deferred Drydocking expenditure
Cost
Property, plant and equipment, beginning balance			108,492	109,094
Additions			1,158	8,492
Transfers to intangible assets			0
Disposals				0
Write-offs			0	(9,094)
Property, plant and equipment, ending balance			109,650	108,492	109,094
Depreciation, amortization and impairment
Property, plant and equipment, accumulated depreciation, beginning balance			(28,181)	(32,011)
Charge for the year			(6,730)	(5,264)
Disposals				0
Write-offs			0	9,094
Impairment			(6,123)	0
Property, plant and equipment, accumulated depreciation, ending balance			(41,034)	(28,181)	(32,011)
Property, plant and equipment, net book value			68,616	80,311
Office equipment and fittings
Cost
Property, plant and equipment, beginning balance			5,893	7,341
Additions			175	1,934
Transfers to intangible assets			(766)
Disposals				0
Write-offs			(1,429)	(3,382)
Property, plant and equipment, ending balance			3,873	5,893	7,341
Depreciation, amortization and impairment
Property, plant and equipment, accumulated depreciation, beginning balance			(3,234)	(5,788)
Charge for the year			(263)	(828)
Disposals				0
Write-offs			1,429	3,382
Impairment			0	0
Property, plant and equipment, accumulated depreciation, ending balance			(2,068)	(3,234)	$ (5,788)
Property, plant and equipment, net book value			$ 1,805	$ 2,659